Condensed Statements of Operations (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Revenues
E-commerce				$ 4,480
Total revenues				4,480
Cost of revenues
Power and mining expenses				(160)
Gross profit				4,320
Operating expenses (income):
General and administrative	$ 251,964	$ 255,663	986,525	1,564,851
Marketing	535	1,485	3,644	9,242
Total operating expenses	252,499	257,148	990,169	1,574,093
Net loss from operations			(990,169)	(1,569,773)
Other (expenses) income:
Interest expense	(6,000)
Fair value adjustments for warrant liabilities				(39,222,099)
Fair value adjustments for convertible notes				(16,849,071)
Gain on extinguishment of debt				15,918,867
Loss from lease termination				(100,696)
Liquidated damages				(693,000)
Realized gain on sale of digital currencies		92,213	163,749	299,092
Other income				39,643
Total other income (expense)	(6,000)	92,213	163,749	(43,894,796)
Net loss	(258,499)	(164,935)	(826,420)	(45,464,569)
Deemed dividend related to reduction of warrant strike price	(95,708)		5,600
Net loss attributable to common stockholders	$ (354,207)	$ (164,935)	$ (832,020)	$ (45,464,569)
Net loss per share attributable to common stockholders, basic and diluted	$ (0.02)	$ (0.01)	$ (0.00)	$ (0.37)
Weighted average number of common shares outstanding, basic and diluted	13,033,038	12,273,975	371,561,990	123,548,858
Series C Convertible Preferred Stock [Member]
Other (expenses) income:
Loss on issuance of Convertible Preferred stock				$ (2,809,497)
Series C-1 Convertible Preferred Stock [Member]
Other (expenses) income:
Loss on issuance of Convertible Preferred stock				$ (478,035)